Annual Total Returns - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional) - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Allspring Disciplined U.S. Core Fund)
Prospectus [Line Items]
Annual Return [Percent]	29.24%	25.93%	(18.12%)	30.42%	16.01%	28.64%	(8.41%)	20.47%	11.62%	2.18%
(Allspring Growth Fund)
Prospectus [Line Items]
Annual Return [Percent]	29.01%	33.53%	(37.13%)	7.41%	48.91%	37.09%	0.14%	34.59%	(0.93%)	2.51%
(Allspring Large Cap Core Fund)
Prospectus [Line Items]
Annual Return [Percent]	25.80%	24.66%	(14.16%)	30.98%	8.07%	27.63%	(8.73%)	23.22%	8.35%	0.17%
(Allspring Large Cap Growth Fund)
Prospectus [Line Items]
Annual Return [Percent]	30.13%	40.41%	(30.97%)	15.63%	32.16%	32.70%	0.63%	32.92%	(2.47%)	4.36%
(Allspring Premier Large Company Growth Fund)
Prospectus [Line Items]
Annual Return [Percent]	37.00%	33.02%	(33.88%)	13.62%	39.36%	33.16%	0.93%	33.93%	(3.58%)	2.21%
(Allspring Special Large Cap Value Fund)
Prospectus [Line Items]
Annual Return [Percent]	16.56%	13.59%	(6.59%)	23.76%	1.06%	32.39%	(5.66%)	15.65%	7.27%	(0.80%)